Non-Controlling Interest	12 Months Ended
Dec. 31, 2025
Non-Controlling Interest [Abstract]
NON-CONTROLLING INTEREST

7. NON-CONTROLLING INTEREST

The following table reconciles equity attributable to the non-controlling interest related to Quest Packaging Solutions Corporation.

	December 31,
	2025	2024
Balance, beginning of year	$228	$228
Net loss attributable to non-controlling interest	—	—
Balance, end of year	$228	$228